Financial Assets at Fair Value through Profit or Loss - Schedule of Financial Assets Held on Third Party Exchange Institutions (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Schedule of Financial Assets Held on Third Party Exchange Institutions [Line Items]
Financial assets		$ 14,451,052	$ 43,194,607
Less: impairment on unlisted equity securities		(671,403)
Total		13,779,649	43,194,607
Listed equity securities [Member]
Schedule of Financial Assets Held on Third Party Exchange Institutions [Line Items]
Financial assets		13,538,564	1,727,007
Unlisted equity securities [Member]
Schedule of Financial Assets Held on Third Party Exchange Institutions [Line Items]
Financial assets	[1]	911,404	811,404
Listed futures contracts [Member]
Schedule of Financial Assets Held on Third Party Exchange Institutions [Line Items]
Financial assets		1,005	9,731
Investments in funds [Member]
Schedule of Financial Assets Held on Third Party Exchange Institutions [Line Items]
Financial assets		$ 79	$ 40,646,465

[1]

On August 8, 2023, the Company entered into the share purchase agreement to acquired 0.26% of equity interest of Gravity Markets Limited (“Gravity”) in return of US$100,001 in cash.

On December 22, 2023, the Company entered the sales and purchase agreement to acquire 40% equity interest of NextGen Digital Venture Limited (“NextGen”) in return of combination of 300,000 share purchase warrant at fair of US$411,403 and US$300,000 in cash. The Company does not have significant influence to NextGen as no representative of the Company on the board of directors or equivalent governing body of NextGen. Hence, the Company accounted NextGen as a financial asset at fair value through profit or loss.

On June 11, 2024, the Company entered the sales and purchase agreement to acquire 0.2% of equity interest of UXUY Limited for US$100,000.

The financial information of the investment in unlisted equity securities was not available for measuring the fair value reliably. By reference to the latest transaction of the unlisted equity securities, impairment loss of US$671,403 is recorded based on the recoverable amount of US$240,001 for the year end March 31, 2025.